Risk Management - Price Risk (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Price Risk
Confidence level for calculation of value at risk	99.00%	99.00%
Observation period for calculation of value at risk	1 year	1 year
Adverse impact period for calculation of earnings at risk	12 months	12 months
EaR reasonable defeasance period (in months)	3 months	3 months
Confidence level for calculation of earnings at risk	97.70%	97.70%
Fluctuation rate for liquid FX rates	8.00%	8.00%
Fluctuation rate for illiquid FX rates	30.00%	30.00%
Portion of tier 1 and tier 2 capital from risk weighted assets	10.00%	10.00%
Regulatory market risk measurement for trading portfolio as percentage of tier 1 and tier 2 capital limit	100.00%	100.00%
Risk limit for short-term and long-term portfolio (as a percent)	25.00%	25.00%
Total Assets		$ 35,170,799	$ 34,728,678
Total Liabilities		29,602,665	29,286,549
Up to 1 month
Price Risk
Total Assets		6,513,502	7,648,907
Total Liabilities		15,076,530	14,411,541
Between 1 and 3 months
Price Risk
Total Assets		2,829,211	3,269,423
Total Liabilities		3,143,236	2,908,922
Between 3 and 12 months
Price Risk
Total Assets		6,962,831	6,105,000
Total Liabilities		3,710,248	3,972,838
Due after 1 years but within 3 years
Price Risk
Total Assets		6,209,428	5,871,734
Total Liabilities		1,715,760	2,258,233
Due after 3 years but within 5 years
Price Risk
Total Assets		3,356,147	3,052,837
Total Liabilities		1,425,571	1,214,502
Due after 5 years
Price Risk
Total Assets		9,299,680	8,780,777
Total Liabilities		4,531,320	4,520,513
Current accounts and other demand deposits
Price Risk
Total Liabilities		8,959,941	8,354,085
Current accounts and other demand deposits | Up to 1 month
Price Risk
Total Liabilities		8,959,941	8,354,085
Transactions in the course of payment
Price Risk
Total Liabilities			8,841
Transactions in the course of payment | Up to 1 month
Price Risk
Total Liabilities			8,841
Instrument sold under repurchase agreements and security lending
Price Risk
Total Liabilities		10,267	19,901
Instrument sold under repurchase agreements and security lending | Up to 1 month
Price Risk
Total Liabilities		10,267	19,901
Savings accounts and time deposits
Price Risk
Total Liabilities		10,189,893	10,674,528
Savings accounts and time deposits | Up to 1 month
Price Risk
Total Liabilities		5,294,456	5,129,350
Savings accounts and time deposits | Between 1 and 3 months
Price Risk
Total Liabilities		2,317,792	2,303,488
Savings accounts and time deposits | Between 3 and 12 months
Price Risk
Total Liabilities		2,555,579	3,083,258
Savings accounts and time deposits | Due after 1 years but within 3 years
Price Risk
Total Liabilities		21,536	157,610
Savings accounts and time deposits | Due after 3 years but within 5 years
Price Risk
Total Liabilities		311	570
Savings accounts and time deposits | Due after 5 years
Price Risk
Total Liabilities		219	252
Derivative instruments under hedge-accounting treatment
Price Risk
Total Liabilities		1,419,543	1,509,301
Derivative instruments under hedge-accounting treatment | Up to 1 month
Price Risk
Total Liabilities		352	2,232
Derivative instruments under hedge-accounting treatment | Between 1 and 3 months
Price Risk
Total Liabilities		3,968	2,616
Derivative instruments under hedge-accounting treatment | Between 3 and 12 months
Price Risk
Total Liabilities		286,519	249,632
Derivative instruments under hedge-accounting treatment | Due after 1 years but within 3 years
Price Risk
Total Liabilities		452,960	659,389
Derivative instruments under hedge-accounting treatment | Due after 3 years but within 5 years
Price Risk
Total Liabilities		75,237	88,029
Derivative instruments under hedge-accounting treatment | Due after 5 years
Price Risk
Total Liabilities		600,507	507,403
Inter-banking loans
Price Risk
Total Liabilities		1,189,797	1,029,266
Inter-banking loans | Up to 1 month
Price Risk
Total Liabilities		506,703	559,625
Inter-banking loans | Between 1 and 3 months
Price Risk
Total Liabilities		553,663	359,768
Inter-banking loans | Between 3 and 12 months
Price Risk
Total Liabilities		129,431	109,873
Long-term debt
Price Risk
Total Liabilities		7,649,781	7,414,233
Long-term debt | Up to 1 month
Price Risk
Total Liabilities		158,085	104,135
Long-term debt | Between 1 and 3 months
Price Risk
Total Liabilities		266,895	242,016
Long-term debt | Between 3 and 12 months
Price Risk
Total Liabilities		727,798	525,037
Long-term debt | Due after 1 years but within 3 years
Price Risk
Total Liabilities		1,217,226	1,423,061
Long-term debt | Due after 3 years but within 5 years
Price Risk
Total Liabilities		1,349,337	1,107,502
Long-term debt | Due after 5 years
Price Risk
Total Liabilities		3,930,440	4,012,482
Other liabilities
Price Risk
Total Liabilities		183,443	276,394
Other liabilities | Up to 1 month
Price Risk
Total Liabilities		146,726	233,372
Other liabilities | Between 1 and 3 months
Price Risk
Total Liabilities		918	1,034
Other liabilities | Between 3 and 12 months
Price Risk
Total Liabilities		10,921	5,038
Other liabilities | Due after 1 years but within 3 years
Price Risk
Total Liabilities		24,038	18,173
Other liabilities | Due after 3 years but within 5 years
Price Risk
Total Liabilities		686	18,401
Other liabilities | Due after 5 years
Price Risk
Total Liabilities		154	376
Maximum
Price Risk
Value-at-Risk used value	$ 3,180
Earnings-at-Risk used value		80,402
Minimum
Price Risk
Value-at-Risk used value	610
Earnings-at-Risk used value		28,438
Average
Price Risk
Value-at-Risk used value	$ 1,720
Earnings-at-Risk used value		60,301
Cash and due from banks
Price Risk
Total Assets		1,028,014	1,396,536
Cash and due from banks | Up to 1 month
Price Risk
Total Assets		1,028,014	1,396,536
Transactions in the course of collection
Price Risk
Total Assets		223,360	189,208
Transactions in the course of collection | Up to 1 month
Price Risk
Total Assets		223,360	189,208
Securities borrowed or purchased under agreements to resell
Price Risk
Total Assets		19,992
Securities borrowed or purchased under agreements to resell | Up to 1 month
Price Risk
Total Assets		19,992
Derivative instruments under hedge-accounting treatment
Price Risk
Total Assets		1,329,112	1,519,394
Derivative instruments under hedge-accounting treatment | Up to 1 month
Price Risk
Total Assets		30,328	283,576
Derivative instruments under hedge-accounting treatment | Between 1 and 3 months
Price Risk
Total Assets		146,775	14,860
Derivative instruments under hedge-accounting treatment | Between 3 and 12 months
Price Risk
Total Assets		225,883	170,891
Derivative instruments under hedge-accounting treatment | Due after 1 years but within 3 years
Price Risk
Total Assets		335,756	495,340
Derivative instruments under hedge-accounting treatment | Due after 3 years but within 5 years
Price Risk
Total Assets		51,087	52,134
Derivative instruments under hedge-accounting treatment | Due after 5 years
Price Risk
Total Assets		539,283	502,593
Inter-banking loans
Price Risk
Total Assets		764,847	1,206,490
Inter-banking loans | Up to 1 month
Price Risk
Total Assets		533,101	964,250
Inter-banking loans | Between 1 and 3 months
Price Risk
Total Assets		49,573	86,029
Inter-banking loans | Between 3 and 12 months
Price Risk
Total Assets		150,253	136,434
Inter-banking loans | Due after 1 years but within 3 years
Price Risk
Total Assets		31,920	19,777
Loans to customers
Price Risk
Total Assets		30,200,566	29,987,787
Loans to customers | Up to 1 month
Price Risk
Total Assets		4,669,573	4,808,706
Loans to customers | Between 1 and 3 months
Price Risk
Total Assets		2,595,012	3,163,029
Loans to customers | Between 3 and 12 months
Price Risk
Total Assets		5,636,496	5,740,836
Loans to customers | Due after 1 years but within 3 years
Price Risk
Total Assets		5,619,230	5,219,586
Loans to customers | Due after 3 years but within 5 years
Price Risk
Total Assets		3,089,002	2,929,046
Loans to customers | Due after 5 years
Price Risk
Total Assets		8,591,253	8,126,584
Financial assets available-for-sale
Price Risk
Total Assets		1,604,908	429,263
Financial assets available-for-sale | Up to 1 month
Price Risk
Total Assets		9,134	6,631
Financial assets available-for-sale | Between 1 and 3 months
Price Risk
Total Assets		37,851	5,505
Financial assets available-for-sale | Between 3 and 12 months
Price Risk
Total Assets		950,199	56,839
Financial assets available-for-sale | Due after 1 years but within 3 years
Price Risk
Total Assets		222,522	137,031
Financial assets available-for-sale | Due after 3 years but within 5 years
Price Risk
Total Assets		216,058	71,657
Financial assets available-for-sale | Due after 5 years
Price Risk
Total Assets		$ 169,144	$ 151,600